COMMITMENTS AND GUARANTEES (Contractual Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unconditional purchase obligations [Line Items]
Operating Leases, Rent Expense	$ 71	$ 76	$ 79
Unconditional purchase obligations	3,900
2016	2,185
2017	912
2018	184
2019	93
2020	73
Thereafter	482
Ultra-deepwater Drillship Contracts [Member]
Unconditional purchase obligations [Line Items]
Unconditional purchase obligations	1,200
Copper concentrates [Member]
Unconditional purchase obligations [Line Items]
Unconditional purchase obligations	854
Electricity [Member]
Unconditional purchase obligations [Line Items]
Unconditional purchase obligations	601
Transportation [Member]
Unconditional purchase obligations [Line Items]
Unconditional purchase obligations	671
Tenke Fungurume [Member] | Discontinued Operations, Held-for-sale [Member]
Unconditional purchase obligations [Line Items]
Operating Leases, Future Minimum Payments Due	30
Unconditional purchase obligations	$ 79